UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-4769

Strong Municipal Bond Fund, Inc., on behalf of the
Strong Municipal Bond Fund
(Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
(Address of principal executive offices) (Zip code)

Gilbert L. Southwell III, Strong Capital Management, Inc.
P.O. Box 2936
Milwaukee, WI 53201
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  October 31, 2004

Date of reporting period:  July 31, 2004


Item 1.   Schedule of Investments

Strong Municipal Bond Fund
July 31, 2004 (Unaudited)                                                           Shares or
                                                                                    Principal
                                                                                      Amount             Value
-----------------------------------------------------------------------------------------------------------------
Municipal Bonds 94.8%
Alaska 0.2%
Northern Tobacco Securitization Corporation Tobacco Settlement Revenue,
5.70%, Due 6/01/11                                                                 $    420,000       $  418,425

Arizona 4.3%
Maricopa County, Arizona IDA Hospital Facility Revenue Refunding -
Samaritan Health Services Project, 7.00%, Due 12/01/16 (f) (g)                        1,250,000        1,534,375
Maricopa County, Arizona IDA SFMR, Zero %, Due 12/31/14 (g)                           1,145,000          721,350
Phoenix, Arizona IDA Mortgage Revenue Refunding - Christian Care
Retirement Apartments, Inc. Project, 6.25%, Due 1/01/16                               1,085,000        1,101,275
Verrado, Arizona Community Facilities District Number 1 GO, 6.00%, Due
7/15/13                                                                               2,125,000        2,122,344
Yavapai County, Arizona IDA IDR - Citizens Utilities Company Project,
5.45%, Due 6/01/33 (Called at $101 6/01/07)                                           2,025,000        2,002,219
                                                                                               ------------------
                                                                                                       7,481,563

California 9.0%
Agua Caliente Band of Cahuilla Indians Revenue, 4.60%, Due 7/01/08                      810,000          805,950
California GO:
     5.00%, Due 2/01/10                                                               1,000,000        1,078,750
     5.10%, Due 2/01/34                                                                 250,000          246,562
     5.50%, Due 3/01/12 (f)                                                           1,500,000        1,657,500
California GO Refunding, 5.75%, Due 10/01/11                                            500,000          565,000
California Statewide Communities Development Authority MFHR - Santee
Court Apartments Project, 7.50%, Due 11/20/36                                         2,200,000        2,257,750
Commerce, California Joint Powers Financing Authority Revenue -
Redevelopment Projects, 5.00%, Due 8/01/11 (f)                                          665,000          716,537
Golden State Tobacco Securitization Corporation Tobacco Settlement
Revenue:
    5.375%, Due 6/01/28                                                               2,100,000        2,102,625
    5.50%, Due 6/01/43                                                                1,750,000        1,754,375
    5.625%, Due 6/01/38                                                               2,000,000        2,022,500
Los Angeles County, California Schools Regionalized Business Services
Capital Appreciation COP, Zero %, Due 8/01/29 (f)                                     2,510,000          605,538
Napa-Vallejo Waste Management Authority Revenue Refunding - Solid Waste
Transfer Facility Project, 4.30%, Due 2/15/10                                           475,000          474,406
Santa Rosa, California Rancheria Tachi Yokut Tribe Enterprise Revenue,
5.50%, Due 3/01/08                                                                    1,000,000        1,016,250
Tobacco Securitization Authority of Southern California Tobacco
Settlement Revenue, 5.25%, Due 6/01/27                                                  605,000          574,750
                                                                                               ------------------
                                                                                                      15,878,493

Colorado 4.5%
Colorado EFA and Cultural Revenue:
    Bromley East Project, 7.25%, Due 9/15/30                                          1,750,000        1,747,812
    Colorado Lutheran High School Association Project, 7.625%, Due 6/01/34            1,000,000          986,250
    Denver Academy Project, 7.125%, Due 11/01/28                                        500,000          488,125
    Denver Arts School Project, 8.00%, Due 5/01/34                                    1,000,000        1,028,750
    Heritage Christian School Project, 7.50%, Due 6/01/34                             1,000,000          997,500
    Leadership Preparatory Academy, 7.875%, Due 5/01/27                               1,000,000          978,750
Northwest Parkway Public Highway Authority Revenue, Zero %, Due 6/15/16
(Rate Reset Effective 6/15/11 at 5.35%) (f)                                           2,240,000        1,660,400
                                                                                               ------------------
                                                                                                       7,887,587

Florida 1.9%
Broward County, Florida Resource Recovery Revenue Refunding -
Wheelabrator South Broward Project, 4.50%, Due 6/01/11                                  420,000          433,125
Capital Trust Agency Revenue - Seminole Tribe Convention Project, 8.95%,
Due 10/01/33                                                                          1,400,000        1,638,000
Fiddlers Creek Community Development District Special Assessment
Revenue, 5.80%, Due 5/01/21                                                             965,000          960,175
Gulf Breeze, Florida Revenue, 4.75%, Due 12/01/15 (f)                                   315,000          329,569
                                                                                               ------------------
                                                                                                       3,360,869

Georgia 6.9%
Atlanta, Georgia Urban Residential Finance Authority MFHR - Evergreen
Village Estates Project:
    5.875%, Due 5/01/07                                                                 330,000          330,063
    6.375%, Due 5/01/17                                                               1,675,000        1,582,875
    6.50%, Due 5/01/27                                                                2,965,000        2,649,969
Colquitt County, Georgia Development Authority First Mortgage Revenue,
Zero %, Due 12/01/21 (g)                                                              2,995,000        1,220,463
Colquitt County, Georgia Development Authority Revenue - Southern Care
Corporation Facility Project, Zero %, Due 12/01/21 (g)                                4,595,000        1,872,462
Washington, Georgia Wilkes Payroll Development Authority Subordinated
Revenue - Southern Care Corporation Facility Project, Zero %, Due
12/01/21 (g)                                                                         11,000,000        4,482,500
                                                                                               ------------------
                                                                                                      12,138,332

Illinois 4.0%
Aurora, Illinois Tax Increment Revenue, 5.85%, Due 12/30/13                           1,500,000        1,503,750
Chicago, Illinois Housing Authority Capital Revenue, 5.375%, Due 7/01/13                500,000          539,375
Cook County, Illinois Palatine Community Consolidated School District
Number 15 Capital Appreciation GO, Zero %, Due 12/01/19 (f)                           2,000,000          935,000
Illinois DFA Revenue - Chicago Charter School Foundation Project:
    5.25%, Due 12/01/12                                                                 410,000          419,738
    6.125%, Due 12/01/22                                                              2,330,000        2,437,762
Mc Henry and Kane Counties, Illinois Community Consolidated School
District Number 158 Capital Appreciation GO - School Building Project,
Zero %, Due 1/01/11 (f)                                                               1,500,000        1,158,750
                                                                                               ------------------
                                                                                                       6,994,375

Iowa 0.5%
Iowa Finance Authority Hospital Facility Revenue, 6.75%, Due 2/15/13                    750,000          837,188

Kansas 2.2%
Kansas DFA First Mortgage Revenue - Hartford Health Facility Project,
6.125%, Due 4/01/12 (f)                                                                 470,000          515,237
Kansas DFA Revenue, 5.60%, Due 5/20/34 (f)                                            2,735,000        2,837,563
Wichita, Kansas Hospital Facilities Improvement Revenue Refunding - Via
Christi Health System Project, 6.75%, Due 11/15/14                                      500,000          558,750
                                                                                               ------------------
                                                                                                       3,911,550

Louisiana 5.1%
Calcasieu Parish, Louisiana IDB PCR Refunding - Entergy Gulf States,
Inc. Project, 5.45%, Due 7/01/10                                                        900,000          919,053
Claiborne Parish, Louisiana Law Enforcement District Revenue - Claiborne
Correctional Facilities Project, 6.25%, Due 3/01/19                                   6,810,000        7,150,500
New Orleans, Louisiana Capital Appreciation GO Refunding, Zero %, Due
9/01/16 (f)                                                                           1,600,000          920,000
                                                                                               ------------------
                                                                                                       8,989,553

Massachusetts 3.3%
Massachusetts Health and EFA Revenue - Caritas Christi Obligated Group
Project, 5.875%, Due 7/01/08                                                          1,750,000        1,883,437
Massachusetts Industrial Finance Agency Water Treatment Revenue -
American Hingham Project, 6.75%, Due 12/01/25                                         1,000,000        1,047,500
Municipal Tax-Exempt Trust Certificates, 4.20%, Due 3/06/09 (f)                       2,800,000        2,884,000
                                                                                               ------------------
                                                                                                       5,814,937

Michigan 1.2%
Dickinson County, Michigan Healthcare System Hospital Revenue Refunding,
5.50%, Due 11/01/13 (f)                                                               1,350,000        1,402,313
Michigan Hospital Finance Authority Revenue - Saint John Hospital and
Medical Center Project, 6.00%, Due 5/15/10 (f) (g)                                      650,000          741,812
                                                                                               ------------------
                                                                                                       2,144,125

Minnesota 1.5%
St. Paul, Minnesota Port Authority Hotel Facility Revenue - Radisson
Kellogg Project, 7.375%, Due 8/01/29                                                  1,100,000        1,091,750
Woodbury, Minnesota Lease Revenue Refunding - Math Science Academy
Project, 7.50%, Due 12/01/31                                                          1,500,000        1,545,000
                                                                                               ------------------
                                                                                                       2,636,750

Missouri 1.3%
Springfield, Missouri Land Clearance Redevelopment Authority Industrial
Revenue Refunding - University Plaza Project, 6.60%, Due 10/01/11                     2,215,000        2,306,369

New Jersey 2.7%
New Jersey Health Care Facilities Financing Authority Revenue:
    Capital Health System Obligation Group Project, 5.50%, Due 7/01/11                1,850,000        1,984,125
    Raritan Bay Medical Center Project, 7.25%, Due 7/01/14                            1,170,000        1,215,033
Union County, New Jersey Industrial PCFA PCR Refunding - American
Cyanamid Company Project, 5.80%, Due 9/01/09                                          1,400,000        1,520,750
                                                                                               ------------------
                                                                                                       4,719,908

New Mexico 2.1%
Farmington, New Mexico PCR Refunding - Public Service Company of San
Juan Project, 6.30%, Due 12/01/16                                                     1,650,000        1,759,312
Lordsburg, New Mexico PCR Refunding - Phelps Dodge Corporation Project,
6.50%, Due 4/01/13                                                                    2,000,000        2,024,200
                                                                                               ------------------
                                                                                                       3,783,512

New York 6.3%
Bethlehem, New York GO Refunding - Water System Project, 5.50%, 3/01/22
(d) (f)                                                                                 500,000          500,000
Nassau County, New York Industrial Development Agency Civic Facility
Revenue, 6.875%, Due 7/01/10                                                            260,000          265,525
New York, New York GO:
    5.25%, Due 8/01/09                                                                  375,000          406,875
    5.50%, Due 8/01/15                                                                2,000,000        2,175,000
    5.50%, Due 9/15/19                                                                1,000,000        1,071,250
    5.75%, Due 3/15/13                                                                1,020,000        1,127,100
New York, New York GO Refunding, 5.75%, Due 8/01/16                                   1,500,000        1,644,375
New York, New York Industrial Development Agency Civic Facility Revenue,
6.875%, Due 7/01/10                                                                   1,230,000        1,256,138
Tobacco Settlement Financing Corporation Revenue:
    5.25%, Due 6/01/13                                                                1,500,000        1,605,000
    5.25%, Due 6/01/14                                                                1,000,000        1,048,750
                                                                                               ------------------
                                                                                                      11,100,013

North Dakota 0.9%
Three Affiliated Tribes of the Fort Berthold Reservation GO, 6.30%, Due
11/15/10                                                                              1,515,000        1,523,287

Ohio 7.3%
Akron, Bath and Copley, Ohio Joint Township Hospial Facilities and
District Revenue - Summa Health System Project, 5.25%, Due 11/15/14 (f)                 925,000        1,000,156
Carroll, Ohio Water and Sewer District GO, 6.25%, Due 12/01/10                        1,500,000        1,586,250
Medina County, Ohio EDR MFHR - Camelot Place, Ltd. Project, 8.375%, Due
10/01/23 (e)                                                                          3,800,000        3,676,500
Toledo, Ohio MFMR - Commodore Perry Apartments Project, 7.00%, Due
12/01/28 (e)                                                                          7,470,000        6,526,913
                                                                                               ------------------
                                                                                                      12,789,819

Oklahoma 0.6%
Ellis County, Oklahoma Industrial Authority IDR - W B Johnston Grain
Shattuck Project, 7.10%, Due 8/01/23                                                  1,000,000        1,012,500
Oklahoma County, Oklahoma Finance Authority First Mortgage MFHR -
Multiple Apartments Project, 7.125%, Due 4/01/28 (e) (h)                             10,170,000           50,850
                                                                                               ------------------
                                                                                                       1,063,350

Pennsylvania 6.4%
Delaware County, Pennsylvania IDA Revenue Refunding - Resources Recovery
Facility Project, 6.10%, Due 7/01/13                                                  1,000,000        1,053,750
Lehigh County, Pennsylvania General Purpose Authority Revenue -
KidsPeace Obligated Group Project:
    5.80%, Due 11/01/12                                                                 500,000          471,250
    5.80%, Due 11/01/12 (f)                                                             765,000          780,300
Pennsylvania Higher EFA Health Services Revenue - Allegheny Delaware
Valley Project, 5.70%, Due 11/15/11 (f)                                               1,850,000        2,021,125
Pennsylvania Higher EFA Revenue - Independent Colleges and Universities
of Pennsylvania Project, 6.25%, Due 11/01/18                                          1,925,000        1,992,375
Philadelphia, Pennsylvania Hospitals and Higher EFA Revenue - Temple
University Hospital Project, 6.50%, Due 11/15/08                                      2,220,000        2,350,425
Sayre, Pennsylvania Health Care Facilities Authority Revenue - Guthrie
Healthcare System Project, 5.30%, Due 12/01/12                                        1,650,000        1,718,062
Scranton-Lackawanna, Pennsylvania Health and Welfare Authority Hospital
Revenue - Marian Community Hospital Project, 6.50%, Due 1/15/07                         960,000          970,800
                                                                                               ------------------
                                                                                                      11,358,087

Puerto Rico 1.5%
Commonwealth of Puerto Rico Public Improvement GO Refunding, 5.50%, Due
7/01/18                                                                                 290,000          321,175
Puerto Rico HFA Revenue, 5.00%, Due 12/01/17                                            400,000          420,000
Puerto Rico Industrial Tourist Educational, Medical and Environmental
Control Facilities Revenue - Ana G. Mendez University System Project:
    5.00%, Due 2/01/09                                                                  750,000          789,375
    5.00%, Due 2/01/10                                                                1,015,000        1,067,019
                                                                                               ------------------
                                                                                                       2,597,569

South Carolina 3.7%
Connector 2000 Association, Inc. Senior Capital Appreciation Toll Road
Revenue - Greenville, South Carolina Southern Connector Project:
    Zero %, Due 1/01/14                                                               4,560,000        1,710,000
    Zero %, Due 1/01/15                                                               1,000,000          337,500
    Zero %, Due 1/01/28                                                                 400,000           40,000
    Zero %, Due 1/01/32                                                              10,350,000          802,125
    Zero %, Due 1/01/35                                                                 100,000            6,500
South Carolina Ports Authority Ports Revenue, 7.80%, Due 7/01/09 (b) (g)              2,400,000        2,730,000
York County, South Carolina PCR - Bowater, Inc. Project, 7.625%, Due
3/01/06                                                                                 900,000          937,125
                                                                                               ------------------
                                                                                                       6,563,250

South Dakota 2.5%
Sisseton-Wahpeton Sioux Tribe of the Lake Traverse Reservation GO (e):
    7.00%, Due 11/01/13                                                                 655,000          700,850
    7.00%, Due 11/01/23                                                               1,290,000        1,375,463
South Dakota EDFA EDR - Angus Project:
    4.75%, Due 4/01/10                                                                  275,000          281,531
    5.00%, Due 4/01/11                                                                  285,000          294,262
    5.25%, Due 4/01/12                                                                  300,000          318,750
    5.25%, Due 4/01/13                                                                  320,000          338,800
South Dakota EDFA EDR - McEleeg Project, 5.00%, Due 4/01/14                             420,000          425,250
South Dakota EDFA EDR Pooled Loan Program - Midstates Printing, Inc.
Project, 5.50%, Due 4/01/18                                                             685,000          721,819
                                                                                               ------------------
                                                                                                       4,456,725

Texas 5.2%
Capital Area HFC Revenue, Zero %, Due 1/01/16 (f) (g)                                 5,000,000        2,937,500
Grand Prairie, Texas Independent School District Capital Appreciation
GO, Zero %, Due 2/15/14 (f)                                                           1,000,000          651,250
Lubbock, Texas Housing Finance Corporation Capital Appreciation Revenue,
Zero %, Due 10/01/15 (g)                                                              8,415,000        5,070,038
Red River Authority PCR Refunding - Hoechst Celanese Corporation
Project, 5.20%, Due 5/01/07                                                             500,000          485,625
                                                                                               ------------------
                                                                                                       9,144,413

Utah 0.4%
Eagle Mountain, Utah Special Assessment Bonds, 5.90%, Due 12/15/07                      750,000          759,607

Virginia 1.0%
Pittsylvania County, Virginia IDA Exempt Facility Revenue - Multitrade
of Pittsylvania Project, 7.55%, Due 1/01/19                                           1,700,000        1,761,472

Washington 2.9%
Okanogan County, Washington Irrigation District Revenue Refunding,
4.75%, Due 12/01/13                                                                   1,200,000        1,221,000
Seattle, Washington Housing Authority Low Income Assistance Revenue -
Hilltop and Spring Projects (f):
    5.375%, Due 10/20/18                                                                985,000        1,066,263
    5.875%, Due 10/20/28                                                              1,545,000        1,658,944
Tobacco Settlement Authority Washington Tobacco Settlement Revenue,
5.50%, Due 6/01/12                                                                      600,000          582,000
Washington Housing Finance Commission Nonprofit Housing Revenue
Refunding - Crista Ministries Project, 5.35%, Due 7/01/14 (f)                           615,000          628,837
                                                                                               ------------------
                                                                                                       5,157,044

Wisconsin 5.4%
Badger Tobacco Asset Securitization Corporation Revenue:
    5.50%, Due 6/01/10                                                                  935,000          931,494
    5.75%, Due 6/01/11                                                                  250,000          250,312
    5.75%, Due 6/01/12                                                                2,000,000        1,982,500
    6.00%, Due 6/01/17                                                                1,170,000        1,073,475
Oshkosh, Wisconsin IDR - Don Evans, Inc. Project (f):
    5.35%, Due 12/01/10                                                                 520,000          540,800
    5.50%, Due 12/01/11                                                                 390,000          407,063
Waterford, Wisconsin Graded Joint School District Number 1 GO Refunding,
5.25%, Due 4/01/12 (Pre-Refunded to $100 on 4/01/10) (f)                                 70,000           77,525
Weston, Wisconsin Community Development Authority Lease Revenue, 5.25%,
Due 10/01/20 (d)                                                                      1,600,000        1,676,000
Wisconsin Health and EFA Revenue:
    Agnesian Healthcare, Inc. Project, 5.10%, Due 7/01/08                               705,000          744,656
    Blood Center Southeastern Project, 5.75%, Due 6/01/34 (d)                           500,000          500,625
    Marshfield Clinic Project, 6.25%, Due 2/15/10                                       866,000          933,115
    Wheaton Franciscan Services Project, 5.00%, Due 8/15/11                             450,000          472,500
                                                                                               ------------------
                                                                                                       9,590,065
-----------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $178,079,573)                                                            167,168,237
-----------------------------------------------------------------------------------------------------------------
Variable Rate Municipal Bonds 4.9%
Alabama 1.0%
Birmingham, Alabama Special Care Facilities Financing Authority Revenue
- Baptist Medical Centers Health System Project, 4.35%, Due 11/15/28
(Mandatory Put at $100 on 7/01/06)                                                    1,750,000        1,760,990

Colorado 0.3%
Central Platte Valley Metropolitan District of Colorado GO Refunding,
5.00%, Due 12/01/31 (Mandatory Put at $100 on 12/01/09) (f)                             500,000          531,875

Florida 1.0%
Hillsborough County, Florida IDA PCR Refunding - Tampa Electric Company
Project, 4.00%, Due 9/01/25 (Mandatory Put at $100 on 8/01/07)                          760,000          772,350
Okeechobee County, Florida Solid Waste Disposal Revenue - Waste
Management/Landfill Project, 4.20%, Due 7/01/39 (Mandatory Put at $100
on 7/01/09)                                                                           1,000,000        1,000,000
                                                                                               ------------------
                                                                                                       1,772,350

Missouri 1.1%
St. Charles County, Missouri IDA MFHR Refunding - Vanderbilt Apartments
Project, 5.00%, Due 2/01/29 (Mandatory Put at $100 on 2/01/09)                        1,850,000        1,873,125

New York 1.5%
New York, New York Transitional Finance Authority Revenue Refunding,
5.25%, Due 2/01/29 (Mandatory Put at $100 on 2/01/11)                                   350,000          380,187
New York Urban Development Corporation Correctional and Youth Facilities
Service Revenue:
    4.00%, Due 1/01/20 (Mandatory Put at $100 on 1/01/11)                               200,000          202,250
    5.00%, Due 1/01/27 (Mandatory Put at $100 on 1/01/09)                             2,000,000        2,132,500
                                                                                               ------------------
                                                                                                       2,714,937
-----------------------------------------------------------------------------------------------------------------
Total Variable Rate Municipal Bonds (Cost $8,673,164)                                                  8,653,277
-----------------------------------------------------------------------------------------------------------------
Swap Options Purchased 0.1%
Five Year 4.87% Interest Rate Swap, Expires 7/14/05                                   8,600,000          169,472
-----------------------------------------------------------------------------------------------------------------
Total Swap Options Purchased (Cost $178,880)                                                             169,472
-----------------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 0.8%
Municipal Money Market Funds

Strong Tax-Free Money Fund (c)                                                        1,380,000        1,380,000
-----------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $1,380,000)                                                         1,380,000
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $188,311,617) 100.6%                                           177,370,986
Other Assets and Liabilities, Net (0.6%)                                                              (1,081,730)
-----------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                   $176,289,256
=================================================================================================================

FUTURES
----------------------------------------------------------------------------------------------------
                                          Expiration Date     Underlying Face    Unrealized
                                                              Amount at Value    Appreciation/
                                                                                (Depreciation)
----------------------------------------------------------------------------------------------------
Sold:
10 Five-Year U.S. Treasury Notes              9/04            $ (1,095,000)       $ (19,062)
100 Ten-Year U.S. Treasury Notes              9/04             (11,071,875)         (45,596)
30 U.S. Treasury Bonds                        9/04              (3,246,563)         (59,190)

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a maturity of less than one year and investments in money market funds.
(b) All or a portion of security pledged to cover margin requirements for futures contracts.
(c) Affiliated issuer.
(d) All or a portion of security is when-issued.
(e) Illiquid security.
(f) Security backed by credit enhancement in the form of a letter of credit and/or insurance.
(g) Escrowed to maturity.
(h) Non-income producing security. In the case of a debt security, generally denotes that the issuer has defaulted on the payment of principal or interest, the issuer has filed for bankruptcy, or the fund halted accruing income.

For fixed rate bonds, maturity date represents actual maturity. For variable rate bonds, maturity date represents the longer of the next put date or interest adjustment date.

Percentages are stated as a percent of net assets.

ABBREVIATIONS
------------------------------------------------------------------------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:
BAN    --- Bond Anticipation Notes
BP     --- Basis Points
CDA    --- Commercial Development Authority
CDR    --- Commercial Development Revenue
COP    --- Certificates of Participation
DFA    --- Development Finance Authority
EDA    --- Economic Development Authority
EDC    --- Economic Development Corporation
EDFA   --- Economic Development Finance Authority
EDR    --- Economic Development Revenue
EFA    --- Educational Facilities Authority
EXTRAS --- Extendable Rate Adjustable Securities
GO     --- General Obligation
HDA    --- Housing Development Authority
HDC    --- Housing Development Corporation
HFA    --- Housing Finance Authority
HFC    --- Housing Finance Corporation
IBA    --- Industrial Building Authority
IBR    --- Industrial Building Revenue
IDA    --- Industrial Development Authority
IDB    --- Industrial Development Board
IDC    --- Industrial Development Corporation
IDFA   --- Industrial Development Finance Authority
IDR    --- Industrial Development Revenue
IFA    --- Investment Finance Authority
MERLOT --- Municipal Exempt Receipt - Liquidity Optional Tender
MFHR   --- Multi-Family Housing Revenue
MFMR   --- Multi-Family Mortgage Revenue
PCFA   --- Pollution Control Financing Authority
PCR    --- Pollution Control Revenue
RAN    --- Revenue Anticipation Notes
SFHR   --- Single Family Housing Revenue
SFMR   --- Single Family Mortgage Revenue
TAN    --- Tax Anticipation Notes
TRAN   --- Tax and Revenue Anticipation Notes

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strong Municipal Bond Fund, Inc., on behalf of the Strong Municipal Bond Fund


By:      /s/ Gilbert L. Southwell III
         Gilbert L. Southwell III, Vice President and Secretary

Date:    September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Thomas M. Zoeller
         Thomas M. Zoeller, Principal Executive Officer

Date:    September 29, 2004


By:      /s/ John W. Widmer
         John W. Widmer, Treasurer (Principal Financial Officer)

Date:    September 29, 2004